Business Segments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Business Segments [Details] [Abstract]
Research and product development costs									$ 60.6		$ 55.2		$ 43.3
Percent of total research and development costs incurred by DPS (in hundredths)									59.00%		59.00%		46.00%
Segment Reporting Information [Line Items]
Revenues	2,030.7	1,685.9	1,741.1	1,501.3	1,808.3	1,527.1	1,452.7	1,346.7	6,959.0		6,134.8		5,223.2
Depreciation and amortization									206.6		201.6		156.6
Interest, net									84.0		78.0		86.5
Income (loss) before income taxes									651.1		733.3		642.8
Capital expenditures									388.1		200.7		240.9
Total assets	9,361.7				8,005.1				9,361.7		8,005.1		7,725.4
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									6,959.0		6,134.8		5,223.2
Long-lived assets	3,424.6				2,979.6				3,424.6		2,979.6		2,901.6
United States [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									3,868.2		3,281.5		2,551.3
Long-lived assets	2,411.8				1,896.6				2,411.8		1,896.6		1,769.3
United Kingdom [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									741.2		1,041.0		663.4
Long-lived assets	167.4				197.7				167.4		197.7		232.8
Other foreign countries [Member]
Entity Wide Disclosure On Geographic Areas Revenue And Long Lived Assets Attributed To Individual Foreign Countries [Line Items]
Revenue									2,349.6		1,812.3		2,008.5
Long-lived assets	845.4				885.3				845.4		885.3		899.5
DPS [Member]
Segment Reporting Information [Line Items]
Revenues									4,061.5		3,718.3		3,110.5	[1]
Depreciation and amortization									111.4		93.0		84.8	[1]
Interest, net									0		0		0	[1]
Income (loss) before income taxes									685.6		666.7		574.7	[1]
Capital expenditures									255.6		104.6		171.8	[1]
Total assets	4,784.5				3,570.1				4,784.5		3,570.1		3,345.0	[1]
V&M [Member]
Segment Reporting Information [Line Items]
Revenues									1,663.0		1,273.3		1,194.7
Depreciation and amortization									40.3		42.4		36.2
Interest, net									0		0		0
Income (loss) before income taxes									294.1		188.0		211.3
Capital expenditures									34.8		35.3		50.0
Total assets	1,524.6				1,299.7				1,524.6		1,299.7		1,181.3
PCS [Member]
Segment Reporting Information [Line Items]
Revenues									1,234.5		1,143.2		918.0	[1]
Depreciation and amortization									37.9		54.9		22.0	[1]
Interest, net									0		0		0	[1]
Income (loss) before income taxes									116.0		131.9		147.4	[1]
Capital expenditures									21.6		19.7		14.9	[1]
Total assets	2,101.9				1,750.8				2,101.9		1,750.8		1,837.8	[1]
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Revenues									0		0		0
Depreciation and amortization									17.0		11.3		13.6
Interest, net									84.0		78.0		86.5
Income (loss) before income taxes									(444.6)	[2]	(253.3)	[3]	(290.6)	[4]
Capital expenditures									76.1		41.1		4.2
Total assets	$ 950.7				$ 1,384.5				$ 950.7		$ 1,384.5		$ 1,361.3

[1]	Revised based on change in segments described in Note 1 of the Notes to Consolidated Financial Statements.
[2]	Includes a $177.4 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[3]	Includes a $47.2 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).
[4]	Includes an $81.6 million charge for other costs (see Note 3 of the Notes to Consolidated Financial Statements).